Long-term debt (Details 1) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Principal repayments and other borrowing arrangements
Long term debt	€ 736,368		€ 710,060
Current portion of long-term debt	2,587	[1]	1,429	[1]
Non-current portion of long-term debt	733,781	[1]	708,631	[1]
Long-term Debt [Member]
Principal repayments and other borrowing arrangements
2012	2,587
2013	2,481
2014	2,379
2015	2,379
2016	2,379
Thereafter	628,545
Long term debt	640,750
Current portion of long-term debt	2,587
Non-current portion of long-term debt	€ 638,163

[1]	As of January 1, 2011 the current portion of long-term debt is presented as part of the current liabilities.The comparitive figures have been adjusted to reflect this change (EUR 1.4 million).